Prior Line of Credit (Details Narrative) - USD ($)	Jan. 31, 2022	Dec. 15, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prior Line Of Credit
Line of credit outstanding				$ 3,500,000	$ 3,500,000
Line of credit extended maturity date		Jan. 31, 2022
Waiver for debt covenants extended date		Jan. 31, 2022
Line of credit paid off	$ 3,500,000
Line of credit terminated year and month	2022-01